Consolidated Statements of Comprehensive Income/(Loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income/(Loss)
Loss for the period	SFr (70,447)	SFr (50,916)	SFr (54,233)
Items that may be reclassified to income or loss in subsequent periods (net of tax):
Currency translation differences	12	46	(61)
Items that will not to be reclassified to income or loss in subsequent periods (net of tax):
Remeasurement gains/(losses) on defined-benefit plans (net of tax)	(1,353)	(3,084)	(1,669)
Other comprehensive income/(loss)	(1,341)	(3,038)	(1,730)
Total comprehensive loss, net of tax	SFr (71,788)	SFr (53,954)	SFr (55,963)